Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 60,530	$ 57,350	$ 55,179
Business Segments
Revenue
Revenue	60,077	56,231	53,888
Other
Revenue
Other - divested businesses	318	785	904
Other revenue	$ 135	$ 335	$ 387